Financial Instruments and Risk Management	12 Months Ended
Dec. 31, 2024
Financial Instruments and Risk Management
Financial Instruments and Risk Management
4.	Financial Instruments and Risk Management

The carrying values of the Company’s financial instruments are as follows:

In $000s	Category	December 31, 2024	December 31, 2023
Cash and cash equivalents	Amortized cost	$96,941	$91,135
Marketable securities	Fair value through profit or loss	$949	$1,554
Receivables	Amortized cost	$45	$957
Deposits	Amortized cost	$5,083	$2,102
Accounts payable	Amortized cost	$49,259	$16,074
Convertible debenture	Fair value through profit or loss	$—	$22,775
Derivative liability	Fair value through profit or loss	$63,886	$—
Other liabilities	Amortized cost	$4,867	$691

For financial assets and financial liabilities at amortized cost, the fair value at initial recognition is determined in accordance with generally accepted pricing models based on discounted cash flow analysis or using prices from observable current market transactions. The fair value of the Company’s cash and cash equivalents, receivables, deposits, accounts payable and other liabilities approximate their carrying amounts due to the short-term maturities of these instruments and/or the rate of interest being received or charged.

Financial instruments measured at fair value are classified into one of three levels in the fair value hierarchy according to the relative reliability of the inputs used to estimate the fair values. The three levels of the fair value hierarchy are:

Level 1 – Quoted prices (unadjusted) in active markets for identical assets or liabilities;

Level 2 – Valuation techniques using inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices); and

Level 3 – Valuation techniques using inputs for the asset or liability that are not based on observable market data.

The carrying value of the Company’s marketable securities is based on the quoted market price of the shares in the publicly traded company to which the investment relates (Level 1).

The fair value of the convertible debenture was subject to significant estimates relating to the probability and timing that (i) the Company would complete a project financing of at least US$200,000,000 during the term of the convertible debenture; and (ii) whether there would be a change of control, calculated using the partial differential equation approach (Level 3). In June 2024, the Company completed a project financing and repaid the full amount of the convertible debenture, including accrued interest (Note 11).

4.	Financial Instruments and Risk Management (continued)

The fair value of the derivative liability relates to the gold stream entered into with Orion (Note 13) is based on the Company's forecast of the timing of receipt of the US$200,000,000 facility, the assumption that the US$100,000,000 cost over-run facility will not be utilized, the Company's forecasts of the Eskay Creek project completion date and gold production schedule, gold prices including their volatility, and the anticipated credit spreads of the Company and Orion (Level 3). The fair value of the Gold Stream derivative liability is calculated using a Monte-Carlo simulation as the value of the Gold Stream is linked to the gold price and the Company has an option to reduce the gold stream percentage. The following assumptions were utilized:

	June 24,	December 31,
	2024[1]	2024
Gold spot price (USD per ounce)	$2,327	$2,611
Gold price implied volatility[2]	14.58%	15.17%
Credit spread of the Company	16.20%	16.42%
Credit spread of Orion[3]	0.71%	0.53%

(1)	The date of Orion Gold Stream facility agreement.
(2)	Estimated based on a Chicago Mercantile Exchange (CME) gold traded option with the closest maturity to the Gold Stream.
(3)	As it is a private investment entity, Orion’s credit spread is estimated based on the average option-adjusted spreads of selected constituents from the ICE BoA US Finance and Investment index with the term to maturity matching the future drawdown dates of the Gold Stream on each of the calculation dates.

The Company’s risk exposure and the impact on the Company’s financial instruments are summarized below:

Credit risk

Credit risk is the risk of an unexpected loss if a counterparty to a financial instrument fails to meet its contractual obligations. The Company's credit risk is primarily attributable to its cash and cash equivalents, receivables and deposits totaling $102,069,000 (December 31, 2023 – $94,194,000). The Company limits its exposure to credit risk by dealing with high credit quality counterparties. The Company's cash and cash equivalents are primarily held at large credit worthy Canadian financial institutions. The Company’s deposits are primarily held by large and reputable vendors.

Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate due to changes in market prices. Market risk consists of interest rate risk, currency risk and other price risk.

●	Interest rate risk

Interest rate risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in market interest rates. The Company is exposed to interest rate risk with respect to interest earned on cash and cash equivalents. Based on the balances of cash and cash equivalents at December 31, 2024, a 1% increase (decrease) in interest rates at December 31, 2024 would have decreased (increased) net loss before tax by $713,000. Once draws are made on the Senior Secured Term Loan facility, the Company will be exposed to interest rate risk on loan obligations that bear interest at a floating rate.

4.	Financial Instruments and Risk Management (continued)

Market risk (continued)

●	Interest rate risk (continued)

The Company is also exposed to credit spread risk on the Gold Stream derivative liability, being the risk that the fair value of the financial instrument will fluctuate because of changes in the Company's credit spread. An increase of 100 basis points in credit spread at December 31, 2024 would have decreased net loss before tax by $12,012,000. Conversely, a decrease of 100 basis points would have increased net loss before tax by $12,530,000.

The Company does not use derivative instruments to reduce its exposure to interest rate risk.

●	Currency risk

Currency risk is the risk that the fair value of future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The functional currency of the Company is the Canadian dollar. The carrying amounts of financial assets and liabilities denominated in currencies other than the Canadian dollar are subject to fluctuations in the underlying foreign currency exchange rates and gains and losses on such items are included as a component of net loss for the period. At December 31, 2024, the Company has US$53,108,000 of cash and cash equivalents, and US$6,033,000 and EUR10,000 in accounts payable. Once draws are made on the Senior Secured Term Loan facility, the Company will be exposed to foreign exchange risk with respect to foreign denominated loan obligations as the future cash repayments of the Company’s loan obligations, measured in Canadian dollars, being the Company’s functional currency, will fluctuate because of changes in the US dollar exchange rate. The Company is exposed to foreign exchange risk on the Gold Stream derivative liability. The Company does not currently use derivative instruments to reduce its exposure to foreign exchange risk. Based on balances of these instruments and commitments at December 31, 2024, a 1% increase (decrease) in foreign exchange rates at December 31, 2024 would have decreased (increased) net loss before tax by $271,000.

●	Other price risk

Other price risk is the risk that the fair values of future cash flows of a financial instrument will fluctuate because of changes in market prices, other than interest rate risk or currency risk. At December 31, 2024, the Company held investments in marketable securities which are measured at fair value. The fair values of investments in marketable securities are based on the closing share price of the securities at the reporting date. A 10% decrease in the share price of the Company’s marketable securities at December 31, 2024 would have resulted in a $95,000 decrease to the carrying value of the Company’s marketable securities and an increase of the same amount to the Company’s unrealized loss on marketable securities. The Company is also exposed to gold price risk on the Gold Stream derivative liability, being the risk that the fair value of future cash flows of the financial instrument will fluctuate because of changes in market gold prices. The Company does not use derivative instruments to reduce its exposure to gold price risk. A 5% increase in the forward gold price curve at December 31, 2024 would have increased net loss before tax by $7,847,000. Conversely, a 5% decrease would have decreased net loss before tax by $8,518,000.

Liquidity risk

Liquidity risk is the risk that the Company will not be able to meet its obligations as they become due. The Company’s approach to managing liquidity risk is to ensure that it will have sufficient cash to meet liabilities when due. The Company manages its liquidity risk by forecasting cash flows from operations and anticipating any investing and financing activities. Management and the Board of Directors are actively involved in the review, planning and approval of significant expenditures and commitments.

4.	Financial Instruments and Risk Management (continued)

As described in Note 13, on June 24, 2024, the Company entered into a Project Financing Package for the development and construction of Eskay. As long as the Company meets the conditions precedent to further draws of the Gold Stream and the Senior Secured Term Loan, the Company anticipates that proceeds from the Project Financing Package will be sufficient to meet its liquidity requirements up to the commencement of commercial production at Eskay.

More generally, the undiscounted financial liabilities and commitments as of December 31, 2024 will mature as follows:

	Less than			Greater than
In $000s	1 year		1-5 years	5 years	Total
Accounts payable	$49,259		$—	$—	$49,259
Commitments to spend on development[1]	28,539		—	—	28,539
Reclamation and mine closure	72		419	71,714	72,205
Leases[2]	6,938		8,147	15,371	30,456
Other liabilities	1,079		4,753	—	5,832
Contractual obligations	32,905		—	—	32,905
Total	$118,792	[3]	$13,319	$87,085	$219,196
(1)	Amounts represent commitments to spend on qualifying Canadian Development Expenses (“CDE”) as defined in Canadian Income Tax Act resulting from the issuance of flow-through shares (Note 10).
(2)	Including non-lease components such as common area maintenance and other costs.
(3)	As of December 31, 2024, the Company has cash and cash equivalents of $96,941,000. Subsequent to December 31, 2024, the Company closed a private placement offering of $88,347,000 (Note 21). In addition, proceeds from Gold Stream of US$50,000,000 are expected to be received between April 1, 2025 and October 31, 2025 (Note 13).

Following receipt of proceeds from the Gold Stream, the Company’s gold production from the Eskay Project is subject to the terms of the Gold Stream.